Stock Options (Details Textual) - USD ($)		3 Months Ended								12 Months Ended
	Sep. 11, 2011	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price as a % of FMV of underlying common stock	100.00%
Options exercise price as a % of FMV of underlying common stock for a individual owning 10% or more of Company	110.00%
Fair value of non-vested options		$ 1,993,000								$ 2,262,000
Weighted average remaining term of non-vested options		1 year 2 months 23 days								1 year 3 months 30 days
Options granted to outside shares		$ 41,667
Options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Aggregate number of shares awarded under company's plan										450,402
Options available for future grant		110,739								83,543
Employee stock options [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Dividends assumption
Amortization of employee stock options		$ 283,000			$ 364,000					$ 1,377,000	$ 1,424,000
Employee [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options vest pro-rata			48 months	48 months	48 months	48 months	48 months	48 months	48 months
Option grant life			10 years	10 years	10 years	10 years	10 years	10 years	10 years
Options exercise price			$ 7.05	$ 7.80	$ 7.80				$ 23.40
Fair value of options granted			$ 81,000	$ 292,000	$ 27,000	$ 199,000	$ 1,243,000	$ 654,000	$ 162,000
Fair value of the stock option as of grant date			$ 7.05	$ 7.80	$ 7.80				$ 23.40
Total options granted at end of period			23,167	75,460	6,833	28,100	90,529	43,367	15,767
Employee [Member] | Minimum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						$ 10.05	$ 23.70	$ 32.10
Fair value of the stock option as of grant date						10.05	23.70	32.10
Employee [Member] | Maximum [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options exercise price						14.85	26.25	34.80
Fair value of the stock option as of grant date						$ 14.85	$ 26.25	$ 34.80
Employees and consultants [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Total options granted at end of period		381,330
Employees and directors [Member]
Share-based Arrangements with Employees and Nonemployees [Abstract]
Options vest pro-rata		48 months
Option grant life		10 years
Options exercise price		$ 3.90
Fair value of options granted		$ 51,000
Fair value of the stock option as of grant date		$ 3.90
Total options granted at end of period		25,627